As filed with the Securities and Exchange Commission on June 29, 2007
                                               Securities Act File No. 811-21779

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No. ___

                           Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                              JOHN HANCOCK FUNDS II
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

 ------------------------------- ----------------------------------------------
                                                With copies to:
     Alfred P. Ouellette                      Mark P. Goshko, Esq.
     601 Congress Street         Kirkpatrick & Lockhart Preston Gates Ellis LLP
   Boston, Massachusetts 02110                 One Lincoln Street
    (Name and Address of                  Boston, Massachusetts 02111
     Agent for Service)
 ------------------------------- ----------------------------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                 (Approximate Date of Proposed Public Offering)

                      TITLE OF SECURITIES BEING REGISTERED:
                 Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on July 29, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                      JOHN HANCOCK FUNDS II ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

         President's Letter

         Notice of Special Meeting to Shareholders of the Registrant

         Part A - Joint Proxy Statement/Prospectus of the Registrant

         Part B - Statement of Additional Information of the Registrant

         Part C - Other Information

         Signature Page

         Exhibits

                              Important Information
--------------------------------------------------------------------------------

[John Hancock logo]
JOHN HANCOCK FUNDS

                                           August 10, 2007
Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in the John Hancock Allocation Core Portfolio. We are proposing to reorganize and merge the John Hancock Allocation Core Portfolio into the John Hancock Lifestyle Balanced Portfolio.

There are three key benefits that the proposed merger may offer you:

  o John Hancock Lifestyle Balanced Portfolio has achieved significant economies of scale and has greater potential to increase its asset size in the future. In addition, certain administrative costs will be spread across the combined Portfolio's larger asset base, which will increase the Portfolio's overall efficiency.

  o John Hancock Lifestyle Balanced Portfolio has provided strong investment performance in its first full year and a half of operations.

  o John Hancock Lifestyle Balanced Portfolio offers greater diversification, with 34 underlying funds managed by 20 different investment advisors providing you exposure to multiple asset classes and investment styles.

We Need Your Vote of Approval.
After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock Allocation Core Portfolio into John Hancock Lifestyle Balanced Portfolio, but it requires a majority of shareholder votes to complete the merger. Every vote counts, so your vote is extremely important. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. You will also find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on September 28, 2007.

Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the number listed on the proxy card; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.

                                           Sincerely,



                                           Keith F. Hartstein
                                           President and Chief Executive Officer

JOHN HANCOCK ALLOCATION CORE PORTFOLIO
(a series of John Hancock Capital Series Trust)
(the "fund")
601 Congress Street
Boston, MA 02210

Notice of Special Meeting of Shareholders
Scheduled for September 26, 2007
This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Allocation Core Portfolio ("your fund" or the "Allocation Core Portfolio") and Lifestyle Balanced Portfolio (the "Lifestyle Balanced
     Portfolio"). Under this agreement, your fund would transfer all of its assets to Lifestyle Balanced Portfolio in exchange for corresponding shares of Lifestyle Balanced Portfolio. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Allocation Core Portfolio. Lifestyle Balanced Portfolio would also assume Allocation Core Portfolio's liabilities. Your fund's board of trustees recommends that you vote FOR this proposal.

2.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 23, 2007, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.


                                           By order of the Board of Trustees,

                                           Thomas M. Kinzler
                                           Secretary


Boston, Massachusetts
August 10, 2007

PROXY STATEMENT of
John Hancock Allocation Core Portfolio
a series of John Hancock Capital Series
("Allocation Core Portfolio," the "Acquired Fund" or "your fund")

PROSPECTUS for
Lifestyle Balanced Portfolio
a series of John Hancock Funds II
("Lifestyle Balanced Portfolio"
or the "Acquiring Fund")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

                                   * * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

----------- --------------------------- ------------------------------ ----------------------------------------
                   Acquired Fund                Acquiring Fund              Shareholders Entitled to Vote
----------- --------------------------- ------------------------------ ----------------------------------------
Proposal 1   Allocation Core Portfolio   Lifestyle Balanced Portfolio   Allocation Core Portfolio Shareholders
----------- --------------------------- ------------------------------ ----------------------------------------

How the Reorganization Will Work

  o Your fund will transfer all of its assets to Lifestyle Balanced Portfolio. Lifestyle Balanced Portfolio will assume your fund's liabilities.

  o Lifestyle Balanced Portfolio will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

  o Lifestyle Balanced Portfolio will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

  o Lifestyle Balanced Portfolio will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

  o Lifestyle Balanced Portfolio will issue Class R1 shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class R1 shares. These shares will be distributed to your fund's Class R1 shareholders in proportion to their holdings on the reorganization date.

  o Your fund will be terminated and shareholders of your fund will become shareholders of Lifestyle Balanced Portfolio.

  o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Lifestyle Balanced Portfolio or the shareholders of your fund.

Rationale for the Reorganization
The reorganization is intended to consolidate your fund with a similar fund advised by John Hancock Investment Management Services, LLC ("JHIMS") -- an affiliate of your fund's adviser, John Hancock Advisers, LLC ("JHA"). Lifestyle Balanced Portfolio seeks a balance between a high level of current income and growth of capital, but like your fund, puts a greater emphasis on growth of capital.

While both funds have only been in operation for less than two years, Lifestyle Balanced Portfolio has achieved a stronger performance record than your fund over the trailing one year period. The combined fund would also offer multiple additional classes of shares that would offer greater distribution capabilities than your fund would if it continued as a stand-alone fund.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information
------------------------------------------------------------------------- -----------------------------------------------------
o  The prospectus of Lifestyle Balanced Portfolio
   dated May 1, 2007                                                      In the same envelope as this proxy statement and
                                                                          prospectus.  These documents are incorporated by
o  The annual report of Lifestyle Balanced                                reference into (and therefore legally part of)
   Portfolio dated December 31, 2006                                      this proxy statement and prospectus.

------------------------------------------------------------------------- -----------------------------------------------------
o  The prospectus of Allocation Core Portfolio
   dated May 1, 2007

o  The annual report to  shareholders of Allocation
   Core Portfolio dated December 31, 2006
                                                                          These documents and additional information about
o  The  statement of additional information dated                         Lifestyle Balanced Portfolio are on file with the
   July 29, 2007, which relates to this proxy                             SEC and are available at no charge by writing to us
   statement/prospectus and the reorganization,                           or by calling our toll-free telephone number: 1-800-
   and contains additional information about the                          225-5291. These documents are incorporated by
   Acquired Fund and the Acquiring Fund                                   reference into (and therefore legally part of) this
                                                                          proxy statement and prospectus.
o  The statement of additional information of
   Lifestyle Balanced Portfolio dated May 1, 2007

o  The statement of additional information of
   Allocation Core Portfolio dated May 1, 2007
-------------------------------------------------------------------------------------------------------------------------------

To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.

        The date of this proxy statement and prospectus is July 29, 2007.

                                TABLE OF CONTENTS
INTRODUCTION...................................................................1
PROPOSAL 1 -- REORGANIZATION OF ALLOCATION CORE PORTFOLIO......................1
SUMMARY COMPARISONS OF ALLOCATION CORE PORTFOLIO TO LIFESTYLE BALANCED
         PORTFOLIO.............................................................1
         Comparison of Funds' Investment Objectives, Strategies and Policies...1
         Comparison of Funds' Classes of Shares................................5
         Comparison of Buying, Selling and Exchanging Shares...................6
         Comparison of Expenses................................................7
         Examples.............................................................11
         Comparison of Advisory Arrangements..................................11
         Comparison of Distribution Plans.....................................13
         Comparison of Investment Risks.......................................14
         Comparison of Fund Performance.......................................19
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION..................19
         Description of Reorganization........................................19
         Reasons for the Proposed Reorganization .............................20
FUND PAST PERFORMANCE.........................................................21
         Calendar Year Total Returns -- Class A Shares (without sales charge).21
         Quarterly Returns....................................................21
         Average Annual Total Returns for Periods Ended December 31, 2006
             (including sales charge).........................................21
         Calendar Year Total Returns -- Class A Shares (without sales charge).22
         Quarterly Returns....................................................22
         Average Annual Total Returns for Periods Ended December 31, 2006
             (including sales charge).........................................22
FURTHER INFORMATION ON THE REORGANIZATION.....................................22
         Tax Status of the Reorganization.....................................22
         Additional Terms of the Agreement and Plan of Reorganization.........24
CAPITALIZATION................................................................24
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES............................24
BOARD EVALUATION AND RECOMMENDATION...........................................25
VOTING RIGHTS AND REQUIRED VOTE...............................................26
INFORMATION CONCERNING THE MEETING............................................26
         Solicitation of Proxies..............................................26
         Revoking Proxies.....................................................26
         Outstanding Shares and Quorum........................................27
         Other Business.......................................................27
         Adjournments.........................................................27
         Telephone Voting.....................................................27
         Internet Voting......................................................28
         Shareholders' Proposals..............................................28
OWNERSHIP OF SHARES OF THE FUNDS..............................................28
EXPERTS.......................................................................29
AVAILABLE INFORMATION.........................................................29

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Capital Series (the "Capital Series Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 A.M., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Lifestyle Balanced Portfolio (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about August 10, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A, the enclosed prospectus and annual report of Lifestyle Balanced Portfolio because it contains details that are not in the summary.

Who is Eligible to Vote?
Shareholders of record on July 23 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 -- REORGANIZATION OF ALLOCATION CORE PORTFOLIO

Approval of Agreement and Plan of Reorganization Between
Allocation Core Portfolio and Lifestyle Balanced Portfolio

A proposal to approve an Agreement and Plan of Reorganization between Allocation Core Portfolio and Lifestyle Balanced Portfolio. Under this Agreement, Allocation Core Portfolio would transfer all of its assets to Lifestyle Balanced Portfolio in exchange for corresponding shares of Lifestyle Balanced Portfolio. These shares would be distributed proportionately to the shareholders of Allocation Core Portfolio. Lifestyle Balanced Portfolio would also assume Allocation Core Portfolio's liabilities. The John Hancock Capital Series Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ALLOCATION CORE PORTFOLIO TO LIFESTYLE BALANCED PORTFOLIO

Comparison of Funds' Investment Objectives, Strategies and Policies

                               Allocation Core Portfolio                        Lifestyle Balanced Portfolio
------------------------------ ------------------------------------------------ ---------------------------------------------
Business                       The fund is a series of John Hancock  Capital    The fund is a series of John Hancock Funds II
                               Series,  an  open-end  investment  management    ("JHF II"), an open-end investment management
                               company organized as a Massachusetts business    company organized as a Massachusetts business
                               trust.                                           trust.

------------------------------ ------------------------------------------------ ---------------------------------------------
Net assets as of               $9.9 million                                     $8,889.6 million
April 30, 2007 (unaudited)

------------------------------ ------------------------------------------------ ---------------------------------------------
Investment adviser, subadviser Investment adviser:                              Investment  adviser:
and portfolio managers         John Hancock Advisers, LLC ("JHA")               John Hancock Investment  Management Services,
                                                                                LLC ("JHIMS")
                               Underlying fund investment  subadvisers:
                               MFC Global  Investment  Management  (U.S.A.)     Investment subadviser:
                               LLC ("MFC Global (U.S.A.)")                      MFC Global (U.S.A.)

                               Sustainable Growth Advisers, LP ("Sustainable    Portfolio Managers:
                               Growth Advisers")                                Steve Orlich has been the  portfolio  manager
                                                                                for the Lifestyle  Balanced  Portfolio  since
                               Pzena Investment Management, LLC ("Pzena")       inception.  He joined MFC Global  (U.S.A.) in
                                                                                1998  and  is  Vice   President   and  Senior
                               Portfolio Managers: Allocation Core Portfolio    Portfolio Manager, Asset Allocation.
                               does  not have any  portfolio  managers,  but
                               each of the  underlying  funds  in  which  it
                               invests does.
------------------------------ ------------------------------------------------ ---------------------------------------------

                               Allocation Core Portfolio                        Lifestyle Balanced Portfolio
------------------------------ ------------------------------------------------ ---------------------------------------------
Investment objective           The fund seeks long-term growth of capital,      The fund seeks a balance between a
                               with income as a secondary goal.                 high level of current income and growth of
                                                                                capital, with a greater emphasis on growth of
                                                                                capital.
------------------------------ ------------------------------------------------ ---------------------------------------------
Principal investments          To pursue these objectives,  the fund invests    To pursue  this  goal,  the fund,  which is a
                               all of its assets in three  other  funds (the    fund of funds, normally invests approximately
                               "underlying    funds")    advised   by   JHA.    60% of its assets in  underlying  funds which
                               Approximately  one-third of the fund's assets    invest  primarily  in equity  securities  and
                               will be invested in each of:                     approximately  40% in underlying  funds which
                               o John Hancock U.S. Global Leaders               invest primarily in fixed-income securities.
                                 Growth Fund, which seeks long-term
                                 growth of capital;
                               o John Hancock Classic Value Fund, which seeks
                                 long-term growth of capital; and
                               o John Hancock Strategic Income Fund,
                                 which seeks a high level of current income.

------------------------------ ------------------------------------------------ ---------------------------------------------
Investment strategies          The fund pursues its  objectives by investing    The  fund  may   invest  in  a   variety   of
                               all of its  assets in the  underlying  funds.    affiliated or  nonaffiliated  funds that as a
                               The  principal  investment  strategies of the    group  hold  a  wide  range  of  equity  type
                               underlying funds are described below.            securities in their portfolios. These include
                                                                                small-, mid- and large-capitalization stocks;
                               U.S.   Global  Leaders  Growth  Fund  invests    domestic  and foreign  securities  (including
                               primarily  in common  stocks of "U.S.  Global    emerging   market   securities)   and  sector
                               Leaders,"  which  are  U.S.   companies  with    holdings  such as  utilities  and science and
                               multinational  operations  that the  managers    technology  stocks.  Each  of the  underlying
                               believe possess the following key sustainable    funds has its own investment  strategy which,
                               growth characteristics:                          for  example,  may focus on growth  stocks or
                               o  hold  leading   market   shares  of  their    value   stocks  or  may   employ  a  strategy
                               relevant  industries  that  result  in higher    combining growth and income stocks and/or may
                               profit margins and high  investment  returns;    invest  in  derivatives  such as  options  on
                               and                                              securities and futures contracts.
                               o supply  consumable  products or services so
                               that their revenue streams are recurring.        Certain of the underlying  funds in which the
                                                                                fund invests focus their investment  strategy
                               Classic  Value  Fund  invests   primarily  in    on fixed-income securities, which may include
                               domestic   equity    securities   of   large-    investment-grade  and below  investment-grade
                               capitalization  companies  that the  managers    debt  securities  with  maturities that range
                               believe are currently undervalued relative to    from short to longer term.  The  fixed-income
                               the  market,   based  on   estimated   future    underlying  funds  collectively  hold various
                               earnings  and  cash  flow.   These  companies    types of debt  instruments  such as corporate
                               generally  have  market  values at  valuation    bonds and mortgage-backed, government-issued,
                               ratios (such as price-to-book),  below market    domestic and international securities.
                               average,  as defined by the Standard & Poor's
                               500 Index.

                               Strategic  Income Fund  invests  primarily in
                               foreign   government   and   corporate   debt
                               securities   from   developed   and  emerging
                               markets,    U.S.    government   and   agency
                               securities, and U.S. high yield bonds.

------------------------------ ------------------------------------------------ ---------------------------------------------

                               Allocation Core Portfolio                        Lifestyle Balanced Portfolio
------------------------------ ------------------------------------------------ ---------------------------------------------
Allocation of investment       Approximately  one-third of the fund's assets    Variations    in   the   target    percentage
among underlying funds         will be  invested  in each of the  underlying    allocation  between  underlying  funds  which
                               funds.                                           invest  primarily  in equity  securities  and
                                                                                underlying  funds which  invest  primarily in
                               The actual  percentage  of the fund's  assets    fixed-income  securities  are permitted up to
                               that is  invested  in each of the  underlying    10% in either direction.
                               funds  will  vary  from  time to time  due to
                               changes in the  relative  net asset value per    Thus,   based   on  its   target   percentage
                               share of the underlying funds.                   allocation of approximately  60% of assets in
                                                                                equity    underlying   funds   and   40%   in
                               Periodically,  JHA will  rebalance the fund's    fixed-income   underlying  funds,   Lifestyle
                               portfolio   in   order   that   each  of  the    Balanced     Portfolio     may     have    an
                               underlying  funds represents an equal portion    equity/fixed-income      underlying     funds
                               of the fund's net assets.                        allocation  of 70%/30% or  50%/50%.  Although
                                                                                variations beyond the 10% range are generally
                                                                                not  permitted,   MFC  Global   (U.S.A.)  may
                                                                                determine  in light  of  market  or  economic
                                                                                conditions   that   the   normal   percentage
                                                                                limitations should be exceeded to protect the
                                                                                Lifestyle  Balanced  Portfolio  or to achieve
                                                                                its objective.

                                                                                Within the prescribed percentage  allocation,
                                                                                MFC Global  (U.S.A.)  selects the  percentage
                                                                                level to be maintained in specific underlying
                                                                                funds.  The assets of the Lifestyle  Balanced
                                                                                Portfolio   are   rebalanced   quarterly   to
                                                                                maintain the selected  percentage  level. MFC
                                                                                Global  (U.S.A.) may from time to time adjust
                                                                                the  percentage  of  assets  invested  in any
                                                                                specific  underlying  funds  to  increase  or
                                                                                decrease  the fund's  holdings of  particular
                                                                                assets  classes,  such as  common  stocks  of
                                                                                foreign issuers,  to adjust portfolio quality
                                                                                or the duration of  fixed-income  securities,
                                                                                to increase or reduce the  percentage  of the
                                                                                fund's assets  subject to the management of a
                                                                                particular    subadviser    or   to   reflect
                                                                                fundamental   changes   in   the   investment
                                                                                environment.

------------------------------ ------------------------------------------------ ---------------------------------------------
Common stock, preferred        An  underlying  fund  may  invest  in  common    An  underlying  fund  may  invest  in  common
stock, convertible securities  stock,    preferred    stock,     convertible    stock,  preferred and  convertible  preferred
and depository receipts        securities, which may include corporate notes    stocks.  Certain  underlying funds may invest
                               or preferred stock, and depository  receipts.    in  ADR,  EDR,  Global  Depositary   Receipts
                               An  underlying  fund may invest in securities    (GDR), and International  Depositary Receipts
                               of foreign  issuers  in the form of  American    as described in their investment policies.
                               Depositary   Receipts  ("ADRs")  and  certain
                               underlying  funds may also invest in European
                               Depositary Receipts ("EDRs").

------------------------------ ------------------------------------------------ ---------------------------------------------

                               Allocation Core Portfolio                        Lifestyle Balanced Portfolio
------------------------------ ------------------------------------------------ ---------------------------------------------
Cash and cash equivalents      The Portfolio may hold cash, cash equivalents    For  defensive  purposes in  abnormal  market
                               and  U.S.  government   securities  for  cash    conditions or to meet redemption  requests or
                               management purposes.                             make anticipated cash payments, the Portfolio
                                                                                may  temporarily  invest  extensively in cash
                                                                                and cash equivalents.

------------------------------ ------------------------------------------------ ---------------------------------------------
Futures contracts              An  underlying  fund  may  purchase  and sell    The Lifestyle  Balanced Portfolio and certain
                               various  kinds  of  futures  contracts,   and    underlying   funds  may   purchase  and  sell
                               purchase  and write  call and put  options on    futures  contracts on  financial  instruments
                               these futures contracts. An underlying fund's    and  indexes  and  options  on  such  futures
                               may also enter into closing purchase and sale    contracts  and may  purchase and sell futures
                               transactions  with  respect  to any of  these    contracts on foreign  currencies  and options
                               contracts and options.  The futures contracts    on such futures contracts.
                               may be based on various  securities  (such as
                               U.S.   government   securities),   securities
                               indexes,  foreign  currencies  and any  other
                               financial   instruments   and  indexes.   All
                               futures   contracts   entered   into  by  the
                               underlying fund are traded on U.S. or foreign
                               exchanges   or  boards  of  trade   that  are
                               licensed,   regulated   or  approved  by  the
                               Commodity    Futures    Trading    Commission
                               ("CFTC").

------------------------------ ------------------------------------------------ ---------------------------------------------
Derivatives                    An   underlying    fund   may   use   certain    Each  of the  underlying  funds  has  its own
                               higher-risk      investments,       including    investment  strategy which, for example,  may
                               derivatives (investments whose value is based    focus on growth stocks or value stocks or may
                               on indexes,  securities or  currencies),  and    employ a strategy combining growth and income
                               restricted or illiquid securities.               stocks and/or may invest in derivatives  such
                                                                                as  options   on   securities   and   futures
                                                                                contracts.

                                                                                Certain of the underlying funds may invest in
                                                                                derivatives,  which are  financial  contracts
                                                                                with a value that  depends  on, or is derived
                                                                                from,   the  value  of   underlying   assets,
                                                                                reference  rates or indexes.  Derivatives may
                                                                                relate  to  stocks,  bonds,  interest  rates,
                                                                                currencies   or  currency   exchange   rates,
                                                                                commodities   and   related   indexes.    The
                                                                                underlying funds may use derivatives for many
                                                                                purposes,  including  for  hedging,  and as a
                                                                                substitute    for   direct    investment   in
                                                                                securities or other assets.

------------------------------ ------------------------------------------------ ---------------------------------------------
Short sales                     An  underlying   fund  (an  underlying   fund   An  underlying  fund may make short  sales of
                                borrows  securities from a broker-dealer  and   securities  or  maintain  a  short  position,
                                sells the  borrowed  securities,  and, at all   provided  that  at all  times  when  a  short
                                times during the transaction,  the underlying   position is open a fund owns an equal  amount
                                fund  either owns or has the right to acquire   of such securities or securities  convertible
                                the same  securities  at no extra  cost) in a   into or exchangeable,  without payment of any
                                short  sale  against  the box,  may engage in   further consideration, for an equal amount of
                                short sales "against the box".                  the  securities  of the  same  issuer  as the
                                                                                securities  sold short (a short sale  against
                                                                                the box). An underlying  fund may also sell a
                                                                                security it does not own in anticipation of a
                                                                                decline in the market value of that  security
                                                                                (a "short sale").

------------------------------ ------------------------------------------------ ---------------------------------------------

                               Allocation Core Portfolio                        Lifestyle Balanced Portfolio
------------------------------ ------------------------------------------------ ---------------------------------------------
Temporary defensive positions  When  JHA   believes   market   or   economic    For  defensive  purposes in  abnormal  market
                               conditions  are  unusually   unfavorable  for    conditions or to meet redemption  requests or
                               investors,  the fund may  invest up to all of    make anticipated cash payments,  the fund may
                               its assets in cash, cash equivalents or other    temporarily  invest  extensively  in cash and
                               high-quality short-term instruments. In those    cash  equivalents.  In taking these measures,
                               circumstances,  the  fund  may not be able to    the fund  might not  achieve  its  investment
                               achieve its investment objective.                goal.

------------------------------ ------------------------------------------------ ---------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Lifestyle Balanced Portfolio. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Lifestyle Balanced Portfolio is commensurate with the amount of risk involved in the authorized investments of your fund.

As the above table indicates, the investment objectives, policies and investments of the two funds are similar. Both your fund and the Acquiring Fund utilize the "fund-of-funds" structure and primarily invest in other investment companies (i.e. underlying funds). The investment objectives of your fund and the Acquiring Fund are similar because both seek growth of capital and income, with an emphasis on growth of capital. Both your fund and the Acquiring Fund also may invest in cash or cash equivalents in unusual market conditions.
However, you should note that while your fund, under normal conditions, allocates all of its investments across only three specified underlying funds, Lifestyle Balanced Portfolio may allocate investments across a wide range of affiliated or nonaffiliated underlying funds. See "Comparison of Investment Risks" below.

While the funds share similar investment objectives and have different advisers, Lifestyle Balanced Portfolio's subadviser, MFC Global (U.S.A) currently is the subadviser for one of your fund's underlying funds. Because your fund is limited to a universe of three specific underlying funds while Lifestyle Balanced Portfolio is not, the portfolio holdings of the funds have tended to differ significantly. The portfolio manager of the Acquiring Fund has indicated that a substantial portion of the Acquired Fund's holdings are not consistent with their investment process. As a result, JHIMS proposes to sell a substantial portion of the Acquired Fund's underlying fund holdings after the reorganization, which is discussed in further detail under "Reasons for the Proposed Reorganization."

Comparison of Funds' Classes of Shares

-------------------------- -----------------------------------------------------------------------------------
Class A sales charges and  The Class A shares of both funds have the same characteristics and fee structures.
12b-1 fees
                           o Class A shares are offered with  front-end  sales charges  ranging from 2.00% to
                             5.00% of the fund's offering price, depending on the amount invested.

                           o Class A shares are subject to distribution and service (12b-1) fees equal to the annual rate of 0.30% of average daily net assets of Class A shares.

                           o There is no front-end  sales charge for  investments  of $1 million or more, but there is a contingent deferred sales charge ("CDSC") ranging from 0.25% to 1.00%
                             on Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase.

                           o An investor  can combine  multiple  purchases  of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.

                           o Class A shares  may be  offered  without  front-end  sales  charges  or CDSCs to various  individuals  and  institutions,  including  those  listed in the funds'
                             prospectuses.

-------------------------- -----------------------------------------------------------------------------------

-------------------------- -----------------------------------------------------------------------------------
Class B sales charges and  The Class B shares of both funds have the same characteristics and fee structures.
12b-1 fees
                           o Class B shares are offered without a front-end sales charge,  but are subject to a CDSC if sold  within six years after  purchase.  The CDSC ranges from 1.00% to
                             5.00% of the original  purchase cost or the current  market value,  whichever is less,  of the Class B shares being sold,  and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.

                           o Class B shares are subject to distribution and service (12b-1) fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.

                           o Class B shares' CDSCs may be waived in certain cases,  including those listed in the funds' prospectuses.

                           o Class B shares automatically convert to Class A shares after eight years.

-------------------------- -----------------------------------------------------------------------------------
Class C sales charges and  The Class C shares of both funds have the same characteristics and fee structures.
12b-1 fees
                           o Class C shares are offered without a front-end sales charge,  but are subject to a CDSC of 1.00% of the  original  purchase  cost or the  current  market  value, whichever is less, of the Class C shares sold within one year of purchase.

                           o Class C shares are subject to distribution and service fees (12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.

                           o  Class C shares' CDSCs may be waived in certain cases,  including those listed in the funds' prospectuses.

                           o No automatic  conversion  to Class A shares,  so  distribution  and service fees expenses continue at the Class C level throughout the life of the investment.

-------------------------- -----------------------------------------------------------------------------------
Class R1 sales charges     The Class R1 shares of both funds have the same characteristics and fee structures.
and 12b-1 fees
                           o Class R1 shares are offered  without any front-end or contingent  deferred sales charges.

                           o Class R1 shares are subject to  distribution  and service  fees (12b-1) of up to the annual rate of 0.50% of the average daily net assets of Class R1 shares.

                           o Class R1 shares are also subject to a Service Plan which authorizes the funds to pay  affiliated  and  unaffiliated  entities a service fee of up to 0.25% of the average daily net assets of Class R1 shares for providing certain  recordkeeping and other administrative services in connection with investments in the funds by
                             Retirement Plans.

                           o Class R1 shares are  available to certain  types of investors  specified in each fund's Class R1 share prospectus.

-------------------------- -----------------------------------------------------------------------------------
12b-1 fees                 o These fees are paid out of a class' assets on an ongoing basis. Over time, these fees will increase the cost of investments and may cost more than other types of sales charges.

-------------------------- -----------------------------------------------------------------------------------


Comparison of Buying, Selling and Exchanging Shares

------------------------------ ----------------------------------------------------------------------------------
Buying shares                  Investors  may buy shares at their  public  offering  price  through a financial representative or the funds' transfer agent,  John Hancock  Signature  Services,
                               Inc. ("Signature Services").

------------------------------ ----------------------------------------------------------------------------------
Minimum initial investment     Class A, Class B and Class C Shares:  $1,000 for non-retirement  accounts,  $500 for  retirement  accounts  and $250 per  account  opened for group  investments.
                               Investments  also may be made on a Monthly  Automatic  Accumulation  Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.
                               Class R1 Shares: There is no minimum initial investment for Class R1 shares.

------------------------------ ----------------------------------------------------------------------------------
Exchanging shares              Class A, Class B and Class C Shares:  Shareholders  may exchange their shares of one John  Hancock  fund for shares of the same  class of any other John  Hancock fund,  generally  without paying any additional sales charges.  The registration for both accounts involved must be identical. Class R1 Shares:  Shareholders may exchange  Class R1 shares for Class R1 shares of other John  Hancock  funds that are available  through  their plan, or Money Market Fund Class A shares  without paying any additional sales charges. The registration for both accounts involved must be identical.

------------------------------ ----------------------------------------------------------------------------------

------------------------------ ----------------------------------------------------------------------------------
Selling shares                 Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
------------------------------ ----------------------------------------------------------------------------------
Net asset value                All  purchases,  exchanges  and sales are made at a price  based on the next net asset  value  (NAV) per share of the  class of the fund to be  calculated  after
                               Signature  Services  receives  your request in good order.  Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M., Eastern Time.

------------------------------ ----------------------------------------------------------------------------------


Comparison of Expenses

The hypothetical pro forma net annual operating expenses of Lifestyle Balanced Portfolio after the Reorganization are expected to be higher than your fund's current net annual operating expenses for all classes of shares. JHA has voluntarily agreed to limit your fund's net operating expenses, without these voluntary expense limitations your fund's annual operating expenses would be higher. While your fund does not pay a direct management fee, Lifestyle Balanced Portfolio charges a management fee of 0.04%, this difference, however, is somewhat offset by JHIMS' expense limitation arrangement under which JHIMS is contractually bound to waive advisory fees or reimburse fund expenses for Lifestyle Balanced Portfolio Class A, Class B, Class C and Class R1 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time.

JHA has voluntarily agreed to limit Allocation Core Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value, on an annual basis, and net operating expenses on Class A shares to 0.63%, Class B shares to 1.33%, Class C shares to 1.33% and Class R1 shares to 1.08%, on an annual basis. In addition, Signature Services has voluntarily agreed to limit transfer agent fees for your fund to 0.25% of the fund's average daily net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund's assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

The following expense tables briefly describe the fees and the expenses that shareholders of Allocation Core Portfolio and Lifestyle Balanced Portfolio may pay if they buy and hold shares of each respective fund and are based on expenses paid by the funds for the 12-month period ended December 31, 2006. The tables also show the pro forma expenses of Lifestyle Balanced Portfolio assuming the Reorganization with Allocation Core Portfolio occurred on January 1, 2006. Lifestyle Balanced Portfolio's expenses after the Reorganization may be greater or less than those shown.

                                                                                            Lifestyle Balanced
                                                                                                Portfolio
                                                                                               (Pro Forma)
                                                                                         (Assuming Reorganization
                                                  Allocation Core   Lifestyle Balanced     with Allocation Core
                                                    Portfolio          Portfolio               Portfolio)
                                                     Class A            Class A                  Class A
----------------------------------------------- ------------------ -------------------- --------------------------
Shareholder transaction expenses(1)
----------------------------------------------- ------------------ -------------------- --------------------------
Maximum front-end sales charge (load) on          5.00%              5.00%                  5.00%
purchases as a % of purchase price
----------------------------------------------- ------------------ -------------------- --------------------------
Maximum deferred sales charge (load) as a         None(2)            None (2)               None (2)
% of purchase or sale price, whichever is less
----------------------------------------------- ------------------ -------------------- --------------------------
Annual Operating Expenses
----------------------------------------------- ------------------ -------------------- --------------------------
Management fee                                    0.00%(3)           0.04%                  0.04%
----------------------------------------------- ------------------ -------------------- --------------------------
Distribution and service (12b-1) fees             0.30%              0.30%                  0.30%
----------------------------------------------- ------------------ -------------------- --------------------------
Other expenses                                    1.32%              0.21%                  0.21%
----------------------------------------------- ------------------ -------------------- --------------------------
Acquired fund fees and expenses(4)                0.74%              0.86%                  0.86%
----------------------------------------------- ------------------ -------------------- --------------------------
Total fund operating expenses(5)                  2.36%              1.41%                  1.41%
----------------------------------------------- ------------------ -------------------- --------------------------
Contractual expense reimbursement                 1.09% (6)          None (7)               None (7)
----------------------------------------------- ------------------ -------------------- --------------------------
Net annual operating expenses                     1.27%              1.41%                   1.41%
----------------------------------------------- ------------------ -------------------- --------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1,000,000 or more upon which a commission or finder's fee was paid and that are sold within 1 year after purchase.
(3) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.
(4) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.
(5) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies e.g. underlying funds (each, an "Acquired Fund"). The "Total fund annual expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the Financial Highlights section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.
(6) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Core Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation and as such was reflected in the table. If this expense reimbursement was not reflected in the table above, expenses would be higher. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.
(7) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class A shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time. No contractual expense reimbursement is reflected in the table, however, because Class A blue sky fees and printing and postage expenses did not exceed the expense cap.

                                                                                            Lifestyle Balanced
                                                                                                Portfolio
                                                                                               (Pro Forma)
                                                                                         (Assuming Reorganization
                                                  Allocation Core   Lifestyle Balanced     with Allocation Core
                                                    Portfolio           Portfolio               Portfolio)
                                                     Class B             Class B                 Class B
----------------------------------------------- ------------------ -------------------- --------------------------
Shareholder transaction expenses(1)
----------------------------------------------- ------------------ -------------------- --------------------------
Maximum front-end sales charge (load) on          None               None                   None
purchases as a % of purchase price
----------------------------------------------- ------------------ -------------------- --------------------------
Maximum deferred sales charge (load) as a         5.00%              5.00%                  5.00%
% of purchase or sale price, whichever is less
----------------------------------------------- ------------------ -------------------- --------------------------
Annual Operating Expenses
----------------------------------------------- ------------------ -------------------- --------------------------
Management fee                                    0.00%(2)           0.04%                  0.04%
----------------------------------------------- ------------------ -------------------- --------------------------
Distribution and service (12b-1) fees             1.00%              1.00%                  1.00%
----------------------------------------------- ------------------ -------------------- --------------------------
Other expenses                                    1.32%              0.37%                  0.37%
----------------------------------------------- ------------------ -------------------- --------------------------
Acquired fund fees and expenses(3)                0.74%              0.86%                  0.86%
----------------------------------------------- ------------------ -------------------- --------------------------
Total fund operating expenses(4)                  3.06%              2.27%                  2.27%
----------------------------------------------- ------------------ -------------------- --------------------------
Contractual expense reimbursement                 1.09%(5)           0.07% (6)              0.07% (6)
----------------------------------------------- ------------------ -------------------- --------------------------
Net annual operating expenses                     1.97%              2.20%                  2.20%
----------------------------------------------- ------------------ -------------------- --------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.
(3) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.
(4) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies e.g. underlying funds (each, an "Acquired Fund"). The "Total fund annual expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the Financial Highlights section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.
(5) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Core Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation and as such was reflected in the table. If this expense reimbursement was not reflected in the table above, expenses would be higher. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.
(6) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class B shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time.

                                                                                            Lifestyle Balanced
                                                                                                Portfolio
                                                                                               (Pro Forma)
                                                                                         (Assuming Reorganization
                                                  Allocation Core   Lifestyle Balanced     with Allocation Core
                                                    Portfolio           Portfolio               Portfolio)
                                                     Class C             Class C                 Class C
----------------------------------------------- ------------------ -------------------- --------------------------
Shareholder transaction expenses(1)
----------------------------------------------- ------------------ -------------------- --------------------------
Maximum front-end sales charge (load) on              None               None                     None
purchases as a % of purchase price
----------------------------------------------- ------------------- ------------------------ ---------------------
Maximum deferred sales charge (load) as a             1.00%              1.00%(2)                 1.00%(2)
% of purchase or sale price, whichever is less
----------------------------------------------- ------------------- ------------------------ ---------------------
Annual Operating Expenses
----------------------------------------------- ------------------- ------------------------ ---------------------
Management fee                                        0.00%(3)           0.04%                    0.04%
----------------------------------------------- ------------------- ------------------------ ---------------------
Distribution and service (12b-1) fees                 1.00%              1.00%                    1.00%
----------------------------------------------- ------------------- ------------------------ ---------------------
Other expenses                                        1.32%              0.21%                    0.21%
----------------------------------------------- ------------------- ------------------------ ---------------------
Acquired fund fees and expenses(4)                    0.74%              0.86%                    0.86%
----------------------------------------------- ------------------- ------------------------ ---------------------
Total fund operating expenses(5)                      3.06%              2.11%                    2.11%
----------------------------------------------- ------------------- ------------------------ ---------------------
Contractual expense reimbursement                     1.09%(6)           None (7)                 None (7)
----------------------------------------------- ------------------- ------------------------ ---------------------
Net annual operating expenses                         1.97%              2.11%                    2.11%
----------------------------------------------- ------------------- ------------------------ ---------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Only if sold within the first year after purchase.
(3) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.
(4) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.
(5) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies e.g. underlying funds (each, an "Acquired Fund"). The "Total fund annual expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the Financial Highlights section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.
(6) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Core Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation and as such was reflected in the table. If this expense reimbursement was not reflected in the table above, expenses would be higher. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.
(7) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class C shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time. No contractual expense reimbursement is reflected in the table, however, because Class C blue sky fees and printing and postage expenses did not exceed the expense cap.

                                                                                            Lifestyle Balanced
                                                                                                Portfolio
                                                                                               (Pro Forma)
                                                                                         (Assuming Reorganization
                                                  Allocation Core   Lifestyle Balanced     with Allocation Core
                                                    Portfolio           Portfolio               Portfolio)
                                                    Class R1            Class R1                Class R1
----------------------------------------------- ------------------ -------------------- --------------------------
Annual Operating Expenses
----------------------------------------------- ------------------ -------------------- --------------------------
Management fee                                       0.00%(1)             0.04%                    0.04%
----------------------------------------------- ------------------ -------------------- --------------------------
Distribution and service (12b-1) fees                0.50%                0.50%                    0.50%
----------------------------------------------- ------------------ -------------------- --------------------------
Service plan fee                                     0.25%                0.00%(5)                 0.13%(5)
----------------------------------------------- ------------------ -------------------- --------------------------
Other expenses                                       1.92%               12.52%                    8.86%
----------------------------------------------- ------------------ -------------------- --------------------------
Acquired fund fees and expenses(2)                   0.74%                0.86%                    0.86%
----------------------------------------------- ------------------ -------------------- --------------------------
Total fund operating expenses(3)                     3.41%               13.92%                   10.39%
----------------------------------------------- ------------------ -------------------- --------------------------
Contractual expense reimbursement                    2.07%(4)            12.36% (6)                8.70% (6)
----------------------------------------------- ------------------ -------------------- --------------------------
Net annual operating expenses                        1.34%                1.56%                    1.69%
----------------------------------------------- ------------------ -------------------- --------------------------

(1) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.
(2) Acquired fund fees and expenses shown reflect the actual fees and expenses incurred indirectly by the funds through investment in underlying funds through the period ended December 31, 2006.
(3) The "Total fund operating expenses" include fees and expenses incurred indirectly by the funds as a result of each fund's investment in other investment companies e.g. underlying funds (each, an "Acquired Fund"). The "Total fund annual expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the Financial Highlights section of the fund's prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund fees and expenses are estimated, not actual, amounts based on each fund's current fiscal year.
(4) As of May 1, 2007, JHA has voluntarily agreed to limit Allocation Core Portfolio's total expenses, excluding distribution and service fees and transfer agent fees, to 0.08% of the fund's average daily net asset value on an annual basis. Prior to May 1, 2007, this was a contractual limitation and as such was reflected in the table. If this expense reimbursement was not reflected in the table above, expenses would be higher. In addition, the Transfer Agent has agreed to limit the transfer agency fees to 0.25% of average net assets on an annual basis. These voluntary expense reimbursements may be terminated at any time.
(5) Lifestyle Balanced Portfolio did not incur service fees for Class R1 shares for the period ended December 31, 2006. The Pro Forma combined fund would have incurred service fees for Allocation Core Portfolio Class R1 shares.
(6) JHIMS has contractually agreed to waive advisory fees or reimburse fund expenses for Class R1 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect at least until May 1, 2008, and may thereafter be terminated by JHIMS at any time.


Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Lifestyle Balanced Portfolio, based on fees and expenses incurred during the 12-month period ended December 31, 2006. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Pro forma expenses are included assuming a Reorganization with your fund and Lifestyle Balanced

Portfolio. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of Allocation Core Portfolio or Lifestyle Balanced Portfolio's actual expenses or returns, either past or future.

                                                                                            Lifestyle Balanced
                                                                                                 Portfolio
                                                                                           (Pro Forma) (Assuming
                                                                                            Reorganization with
                                                   Allocation Core   Lifestyle Balanced       Allocation Core
                                                      Portfolio           Portfolio             Portfolio)
Class A
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $623                $636                   $636
Year 3                                          $1,100              $924                   $924
Year 5                                          $1,603              $1,233                 $1,233
Year 10                                         $2,982              $2,106                 $2,106

Class B - assuming redemption at end of period
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $700                $723                   $723
Year 3                                          $1,143              $1,003                 $1,003
Year 5                                          $1,711              $1,409                 $1,409
Year 10                                         $3,133              $2,384(1)              $2,384(1)

Class B - assuming no redemption
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $200                $223                   $223
Year 3                                          $843                $703                   $703
Year 5                                          $1,511              $1,209                 $1,209
Year 10                                         $3,133              $2,384(1)              $2,384(1)

Class C - assuming redemption at end of period
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $300                $314                   $314
Year 3                                          $843                $661                   $661
Year 5                                          $1,511              $1,134                 $1,134
Year 10                                         $3,298              $2,441                 $2,441

Class C - assuming no redemption
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $200                $214                   $214
Year 3                                          $843                $661                   $661
Year 5                                          $1,511              $1,134                 $1,134
Year 10                                         $3,298              $2,441                 $2,441

Class R1
----------------------------------------------- ------------------- -------------------- ------------------------
Year 1                                          $136                $159                   $172
Year 3                                          $855                $2,787                 $2,204
Year 5                                          $1,596              $4,968                 $4,024
Year 10                                         $3,555              $8,929                 $7,781

(1)  Reflects conversion of Class B Shares to Class A Shares after 8 years.

Comparison of Advisory Arrangements

Your fund's and Lifestyle Balanced Portfolio's advisory agreements are substantially similar. However, the management fees and subadvisory fees differ as set forth below. Under the agreements, your fund's management and subadvisory fees are lower than Lifestyle Balanced Portfolio's management and subadvisory fees at every level.

Management Arrangements

Each fund pays monthly management fees equal to the following annual percentage of its average daily net assets:

Fund Average Daily Net Assets                   Annual Fee Rate
------------------------------- ---------------------------------------------
                                  Allocation Core      Lifestyle Balanced
                                  Portfolio (JHA)       Portfolio (JHIMS)
------------------------------- ------------------- -------------------------
First $7.5 billion                     0.00%                 0.05%
------------------------------- ------------------- -------------------------
Amounts over $7.5 billion              0.00%                 0.04%
------------------------------- ------------------- -------------------------


Subadvisory Arrangements

Monthly subadvisory fees are equal to the following annual percentage of its average daily net assets:

Fund Average Daily Net Assets                Annual Fee Rate
------------------------------- ----------------------------------------
                                      Lifestyle Balanced Portfolio
------------------------------- ----------------------------------------
First $1.5 billion                               0.05%
------------------------------- ----------------------------------------
Next $6 billion                                 0.0265%
------------------------------- ----------------------------------------
Amounts over $7.5 billion                       0.0165%
------------------------------- ----------------------------------------
*Allocation Core Fund does not have subadvisers at the fund level.


SEC Exemptive Order. Lifestyle Balanced Portfolio relies on an order from the SEC permitting JHIMS, subject to approval of John Hancock Funds II board of trustees (the "Funds II Board of Trustees"), to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. Lifestyle Balanced Portfolio, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS to appoint a subadviser that is an affiliate of JHIMS or Lifestyle Balanced Portfolio (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders. Currently, your fund cannot rely on such an order.

Comparison of Distribution Plans

While your fund's Rule 12b-1 plans provide for reimbursement to John Hancock Funds, LLC ("John Hancock Funds") for its payment of certain distribution and shareholder service expenses of your fund, to the extent such expenses exceed specified amounts, Lifestyle Balanced Portfolio's Rule 12b-1 provides for direct payment of distribution and shareholder service fees to John Hancock Funds up to specified amounts. Since Lifestyle Balanced Portfolio's Rule 12b-1 Plan is not a "reimbursement" type plan, any unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 plans will not be reimbursable to John Hancock Funds under Lifestyle Balanced Portfolio's Rule 12b-1 plans.

Comparison of Investment Risks

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Lifestyle Balanced Portfolio. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Lifestyle Balanced Portfolio is commensurate with the amount of risk involved in the authorized investments of your fund.

                                     Allocation Core Portfolio                       Lifestyle Balanced Portfolio
------------------------------------ ---------------------------------------------  ------------------------------------------------
Fund of funds risk                   Achieving the fund's objective will depend on    The fund's  ability to achieve its investment
                                     the performance of the underlying funds which    objective  will depend largely on the ability
                                     depends on the  underlying  funds' ability to    of the  subadviser to select the  appropriate
                                     meet their investment  objectives.  There can    mix  of   underlying   funds.   In  addition,
                                     be no  assurance  that either the fund or the    achieving the fund's objective will depend on
                                     underlying    funds   will   achieve    their    the performance of the underlying funds which
                                     investment objective.                            depends on the  underlying  funds' ability to
                                                                                      meet their investment  objectives.  There can
                                     The fund is  subject to the same risks as the    be no  assurance  that either the fund or the
                                     underlying  funds in which  it  invests.  The    underlying    funds   will   achieve    their
                                     fund invests in underlying  funds that invest    investment objective.
                                     in fixed-income securities (including in some
                                     cases  high  yield   securities)  and  equity    The fund is  subject to the same risks as the
                                     securities, including foreign securities, and    underlying  funds in which  it  invests.  The
                                     engage  in   hedging   and  other   strategic    fund invests in underlying  funds that invest
                                     transactions.  To the extent the fund invests    in fixed-income securities (including in some
                                     in these  securities  directly  or engages in    cases  high  yield   securities)  and  equity
                                     hedging and other strategic transactions, the    securities, including foreign securities, and
                                     fund will be subject to the same risks.          engage  in   hedging   and  other   strategic
                                                                                      transactions. To the extent each fund invests
                                                                                      in these  securities  directly  or engages in
                                                                                      hedging and other strategic transactions, the
                                                                                      fund will be subject to the same risks.

------------------------------------ ----------------------------------------------------- -----------------------------------------
Investment company securities risk   The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.
------------------------------------ -----------------------------------------------------------------------------------------------
Equity securities risk               A principal risk of each fund that has significant  exposure to equity  securities is that those  equity  securities  will  decline in value due to factors  affecting  the issuing companies, their industries, or the economy and equity markets generally. The values of equity  securities may decline for a number of reasons that directly relate to the issuing  company,  such as  management  performance,  financial  leverage  and reduced  demand for the  issuer's  goods or  services.  They may also  decline due to factors that affect a particular  industry or industries,  such as labor shortages or increased  production  costs  and  competitive  conditions  within  an  industry.  In addition, they may decline due to general market conditions that are not specifically related  to a  company  or  industry,  such  as real or  perceived  adverse  economic conditions and changes in the general outlook for corporate.

------------------------------------ -----------------------------------------------------------------------------------------------

                                     Allocation Core Portfolio                       Lifestyle Balanced Portfolio
------------------------------------ ---------------------------------------------  ------------------------------------------------
Fixed-income securities risk         Fixed-income  securities are generally  subject to two principal types of risks:  (a)
                                     interest  rate risk and (b) credit  quality  risk.  Interest  rate risk  fixed-income securities  are affected by changes in interest  rates.  When interest rates decline, the market value of the  fixed-income  securities  generally can be expected to rise.
                                     Conversely,  when interest  rates rise, the market value of  fixed-income  securities generally can be expected to decline.

                                     Credit risk associated with  investments in  fixed-income  securities  relates to the ability of the issuer to make  scheduled  payments of  principal  and  interest on an obligation.  The underlying funds that invest in fixed-income  securities are subject to varying  degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default,  potentially  reducing the fund's share price and income level.  Nearly all  fixed-income  securities  are subject to some credit risk, which may vary depending upon whether the issuers of the securities are  corporations or domestic or foreign governments or their sub-divisions or instrumentalities.

------------------------------------ -----------------------------------------------------------------------------------------------
Lower rated fixed-income securities  Lower rated fixed-income  securities are defined as securities rated below investment
and high yield securities risk       grade  (rated "Ba" and below by Moody's and "BB" and below by S&P) (also  called junk bonds).  Investing in lower rated fixed-income  securities is considered speculative.
                                     While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made.  Issuers  of these  securities  may even go into  default or become bankrupt. The price of lower rated fixed-income  securities may be more volatile than securities in the higher rating  categories.  The market for lower rated fixed-income securities  may have more  limited  trading  than the  market  for  investment  grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these  securities may have to be sold at prices below their market value in order to meet redemption  requests or to respond to changes in market  conditions.  While a subadviser to an  underlying  fund may rely on ratings by  established  credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer.  Therefore,  the assessment of the credit risk of lower rated fixed-income  securities is more dependent on the subadviser's  evaluation than the assessment of the credit risk of higher rated securities.

------------------------------------ -----------------------------------------------------------------------------------------------
Foreign securities risks             Underlying funds that invest in securities traded  principally in securities  markets outside the United  States are subject to additional  and more varied  risks,  as the value of foreign  securities  may change more rapidly and extremely than the value of
                                     U.S.  securities.  The  securities  markets of many foreign  countries are relatively small, with a limited number of companies  representing a small number of industries.
                                     Additionally,  issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.  Reporting,  accounting and auditing standards of foreign countries  differ,  in some  cases  significantly,  from  U.S.  standards.  There are generally higher commission rates on foreign portfolio transactions,  transfer taxes, higher  custodial  costs and the  possibility  that foreign  taxes will be charged on dividends and interest  payable on foreign  securities.  Also,  for lesser  developed countries,  nationalization,  expropriation or confiscatory taxation, adverse changes in investment or exchange control  regulations  (which may include  suspension of the ability to  transfer  currency  from a  country),  political  changes  or  diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization,  expropriation or other  confiscation,  a fund could lose its entire investment in a foreign  security.  All funds that invest in foreign  securities  are subject to these risks.  Some of the foreign  risks are also  applicable to the other funds  because they may invest a material  portion of their assets in  securities  of foreign issuers traded in the U.S.

------------------------------------ -----------------------------------------------------------------------------------------------

                                     Allocation Core Portfolio                       Lifestyle Balanced Portfolio
------------------------------------ ---------------------------------------------  ------------------------------------------------
Management risk                      Each  underlying  fund is  subject  to  management  risk  because  it  relies  on the subadviser's  ability to pursue its objective.  The subadviser will apply  investment techniques and risk analyses in making investment  decisions for the underlying fund, but  there  can  be no  guarantee  that  these  will  produce  the  desired  results.
                                     Notwithstanding its benchmark,  an underlying fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an underlying fund invests in those securities, its performance depends on the  ability  of the  subadviser  to  choose  securities  that  perform  better  than securities that are included in the benchmark.

------------------------------------ ------------------------------------------- ---------------------------------------------------
Medium and smaller company risk      Not applicable.                             Stocks of small- and medium-capitalization
                                                                                 companies can be more volatile than those of
                                                                                 larger companies.  These companies may have
                                                                                 limited product lines, markets, or financial
                                                                                 resources or they may depend on a few key
                                                                                 employees.  The securities of companies with
                                                                                 medium and smaller market capitalizations may
                                                                                 trade less frequently and in lesser volume than
                                                                                 more widely held securities, and their value may
                                                                                 fluctuate more sharply than those securities.
                                                                                 They may also trade in the over-the-counter
                                                                                 ("OTC") market or on a regional exchange, or may
                                                                                 otherwise have limited liquidity.  Investments in
                                                                                 less seasoned companies with medium and smaller
                                                                                 market capitalizations may present greater
                                                                                 opportunities for growth and capital appreciation,
                                                                                 but also involve greater risks than customarily
                                                                                 are associated with more established companies
                                                                                 with larger market capitalizations.
------------------------------------ ------------------------------------------- ---------------------------------------------------
Large-capitalization risk            Large-capitalization  stocks  as a group  could  fall out of favor  with the  market,
                                     causing   the   fund   to   underperform   investments   that   focus   on   small-or
                                     medium-capitalization stocks.

------------------------------------ -----------------------------------------------------------------------------------------------
Derivatives risk                     Certain  of the  underlying  funds may  invest in  derivatives,  which are  financial contracts  with a value that depends on, or is derived from,  the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates,  currencies or currency exchange rates,  commodities and related indexes.  The underlying funds may use derivatives for many purposes, including for hedging, and as a substitute  for direct  investment in securities  or other assets.  The  underlying funds also may use  derivatives  as a way to adjust  efficiently  the exposure of the underlying funds to various securities, markets and currencies without the underlying funds actually  having to sell existing  investments and make new  investments.  This generally will be done when the adjustment is expected to be relatively  temporary or in anticipation of effecting the sale of fund assets and making new investments  over time. For a description of the various  derivative  instruments the underlying  funds may utilize, refer to the SAI.
------------------------------------ -----------------------------------------------------------------------------------------------

                                     Allocation Core Portfolio                       Lifestyle Balanced Portfolio
------------------------------------ -----------------------------------------------------------------------------------------------
                                     The use of derivative  instruments  may involve risks  different from, or potentially greater than, the risks  associated  with investing  directly in securities and other more traditional assets. In particular,  the use of derivative instruments exposes an underlying fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely  settlement  payments or otherwise to honor its obligations.  OTC derivatives  transactions typically can only be closed out with the other party to the  transaction,  although  either party may engage in an  offsetting transaction  that puts that party in the same  economic  position as if it had closed out the transaction  with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the underlying fund will have contractual remedies,  but there is no assurance that the counterparty will  meet  its  contractual  obligations  or that,  in the  event  of  default,  the underlying fund will succeed in enforcing them. For example, because the contract for
                                     each  OTC  derivatives   transaction  is  individually  negotiated  with  a  specific counterparty,  a fund is  subject  to the  risk  that a  counterparty  may  interpret contractual  terms (e.g.,  the definition of default)  differently than the fund when the fund  seeks to enforce  its  contractual  rights.  If that  occurs,  the cost and unpredictability  of the  legal  proceedings  required  for the fund to  enforce  its contractual  rights  may lead it to  decide  not to pursue  its  claims  against  the counterparty.  The fund, therefore,  assumes the risk that it may be unable to obtain payments  owed to it under OTC  derivatives  contracts or that those  payments may be delayed or made only after the fund has  incurred  the costs of  litigation.  While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations,  especially during unusually adverse market conditions. To the extent an underlying funds contracts with a limited number of counterparties,  the underlying fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the  underlying  fund.  Derivatives  also are  subject to a number of risks described elsewhere in this section,  including market risk and liquidity risk. Since the value of  derivatives  is calculated  and derived from the value of other assets, instruments  or  references,  there is a risk that they  will be  improperly  valued.
                                     Derivatives  also  involve  the risk that  changes in their  value may not  correlate perfectly  with the assets  rates,  or indexes  they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition,  a subadviser  may determine not to use  derivatives  to hedge or otherwise reduce risk exposure.

                                     The ability of an underlying fund to utilize hedging and other strategic transactions successfully  will depend in part on its  subadviser's  ability to predict  pertinent market  movements,  which  cannot be assured.  The skills  required  to  successfully utilize hedging and other strategic  transactions  are different from those needed to select  an  underlying  fund's  portfolio  securities.  If  the  transaction  is  not successful it could result in a loss to the underlying fund.  These  transactions may also increase the volatility of an underlying fund and may involve a small investment of cash relative to the magnitude of the risks  assumed.  The potential loss from the use of futures can exceed an underlying fund's initial  investment in such contracts.
                                     In addition,  these transactions could result in a loss to the underlying fund if the counterparty to the transaction does not perform as promised.  A detailed  discussion of various hedging and other strategic transactions, including applicable regulations of  the  CFTC  and  the  requirement  to  segregate  assets  with  respect  to  these transactions,  appears in the SAI. To the extent the fund utilizes  hedging and other strategic transactions it will be subject to the same risks.

------------------------------------ -----------------------------------------------------------------------------------------------

                                     Allocation Core Portfolio                       Lifestyle Balanced Portfolio
------------------------------------ -----------------------------------------------------------------------------------------------
Short sales risk                     Certain  underlying  funds may make short  sales.  To effect such a  transaction,  an underlying fund must borrow the security sold short to make delivery to the buyer. An underlying  fund then is obligated to replace the security  borrowed by purchasing it at the market price at the time of  replacement.  Therefore,  an underlying fund will incur a loss as a result of the short  sale if the  price of the  security  increases between those dates. The amount of any gain will be decreased,  and the amount of any loss  increased,  by the amount of any premium or interest or dividends an underlying fund may be required to pay in connection with a short sale.

------------------------------------ -----------------------------------------------------------------------------------------------
Currency risk                        Currency risk is the risk that  fluctuations  in exchange rates may adversely  affect the U.S. dollar value of a fund's  investments.  Currency risk includes both the risk that currencies in which a fund's  investments  are traded,  or currencies in which a fund has taken an active investment  position,  will decline in value relative to the
                                     U.S. dollar and, in the case of hedging positions,  that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates in foreign  countries may fluctuate  significantly for a number of reasons,  including the forces of supply and demand in the foreign exchange  markets,  actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign  governments or central banks,  or by currency  controls or political  developments in the U.S. or abroad.  Each  fund may  engage in proxy  hedging  of  currencies  by  entering  into derivative  transactions  with  respect  to a currency  whose  value is  expected  to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected.  In that  case,  a fund could  lose  money on its  investment  and also lose money on the position  designed  to act as a proxy  hedge.  A fund may also take  active  currency positions and may cross-hedge  currency  exposure  represented by its securities into another  foreign  currency.  This may  result  in a fund's  currency  exposure  being substantially  different than that suggested by its  securities  investments.  A fund with foreign currency holdings and/or that invest or trade in securities  denominated in foreign currencies or related derivative  instruments may be adversely affected by changes in foreign currency exchange rates.  Derivative foreign currency transactions
                                     (such as futures,  forwards and swaps) may also involve  leveraging risk, in addition to currency risk. Leverage may disproportionately  increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

------------------------------------ -----------------------------------------------------------------------------------------------
Credit and counterparty risk         This is the risk  that the  issuer  or  guarantor  of a  fixed-income  security,  the counterparty to an OTC derivatives  contract,  or a borrower of an underlying  fund's securities,  will be  unable or  unwilling  to make  timely  principal,  interest  or settlement  payments,  or otherwise to honor its obligations.  Credit risk associated with investments in fixed-income  securities  relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation.

------------------------------------ -----------------------------------------------------------------------------------------------

Comparison of Fund Performance

Past performance records of Allocation Core Portfolio and Lifestyle Balanced Portfolio through December 31, 2006, including (1) calendar year total returns (without sales charges) and (2) average annual total returns (including imposition of sales charges) are set forth under "Fund Past Performance" on page 21 of this proxy statement and prospectus.

          PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on Friday, September 28, 2007, but may occur on any later date on or before April 1, 2008. Allocation Core Portfolio will transfer all of its assets to Lifestyle Balanced Portfolio, and Lifestyle Balanced Portfolio will assume substantially all of Allocation Core Portfolio's liabilities. This will result in the addition of Allocation Core Portfolio's assets to Lifestyle Balanced Portfolio's portfolio. The NAV of both funds will be computed as of 4:00 P.M., Eastern Time, on the closing date of the Reorganization.

o Lifestyle Balanced Portfolio will issue Class A shares to Allocation Core Portfolio in an amount equal to the net assets attributable to Allocation Core Portfolio's Class A shares. As part of the liquidation of Allocation Core Portfolio, these shares will immediately be distributed to Class A shareholders of record of Allocation Core Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of Allocation Core Portfolio will become Class A shareholders of Lifestyle Balanced Portfolio.

o Lifestyle Balanced Portfolio will issue Class B shares to Allocation Core Portfolio in an amount equal to the net assets attributable to Allocation Core Portfolio's Class B shares. As part of the liquidation of Allocation Core Portfolio, these shares will immediately be distributed to Class B shareholders of record of Allocation Core Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of Allocation Core Portfolio will become Class B shareholders of Lifestyle Balanced Portfolio.

o Lifestyle Balanced Portfolio will issue Class C shares to Allocation Core Portfolio in an amount equal to the net assets attributable to Allocation Core Portfolio's Class C shares. As part of the liquidation of Allocation Core Portfolio, these shares will immediately be distributed to Class C shareholders of record of Allocation Core Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of Allocation Core Portfolio will become Class C shareholders of Lifestyle Balanced Portfolio.

o Lifestyle Balanced Portfolio will issue Class R1 shares to Allocation Core Portfolio in an amount equal to the net assets attributable to Allocation Core Portfolio's Class R1 shares. As part of the liquidation of Allocation Core Portfolio, these shares will immediately be distributed to Class R1 shareholders of record of Allocation Core Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class R1 shareholders of Allocation Core Portfolio will become Class R1 shareholders of Lifestyle Balanced Portfolio.

o After the shares are issued, the existence of Allocation Core Portfolio will be terminated.


Reasons for the Proposed Reorganization

The Capital Series Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Capital Series Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

The Capital Series Board of Trustees reviewed the historical performance of Allocation Core Portfolio and Lifestyle Balanced Portfolio's performance and the relative benchmarks. Lifestyle Balanced Portfolio has had stronger performance than your fund over the trailing one year period, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble Lifestyle Balanced Portfolio, Lifestyle Balanced Portfolio will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of Lifestyle Balanced Portfolio at the closing of the Reorganization.

First, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds focus on growth of capital with income as a secondary goal. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades,
(ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses by spreading fixed costs over a larger asset base.

Second, a combined fund offers economies of scale that may lead to lower per share fund expenses in the future. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Lifestyle Balanced Portfolio's expense ratio over time because of economies of scale if the funds are combined.

Third, the combined fund offers additional classes with greater distribution capabilities than Allocation Core Portfolio. The combined fund provides access to different distribution channels and a greater variety of asset bases. Access to greater distribution will help grow fund assets and may result in economies of scale that may help reduce the combined fund's expense ratio over time.

Fourth, shareholders of Allocation Core Portfolio will gain access to the Lifestyle Balanced Portfolio's investment process and the asset allocation expertise of MFC Global (U.S.A.). John Hancock has been offering Lifestyle funds for over 10 years and currently has over $45 billion assets under management just within the Lifestyle investment strategies.

Fifth, the fact that shareholders of Allocation Core Portfolio will experience no change in shareholder services as a result of the Reorganization, and that JHIMS has access to the same resources, management and personnel as JHA and JHIMS will provide similar supervisory services to the combined fund.

Sixth, the costs of the Reorganization, other than any costs associated with repositioning your fund's portfolio, will be borne by JHA and/or its affiliates.

The portfolio managers of Lifestyle Balanced Portfolio have indicated that a substantial portion of the underlying fund holdings of your fund are not consistent with Lifestyle Balanced Portfolio's investment process. In evaluating the proposed Reorganization, the Capital Series Board of Trustees also considered the fact that JHIMS proposes to sell much of your fund's holdings in the underlying funds after the closing. Because your fund is a small shareholder in each of the underlying funds, the effect of the redemption of its holdings on each underlying fund should be de minimus.

FUND PAST PERFORMANCE

Set forth below is past performance information for Allocation Core Portfolio and Lifestyle Balanced Portfolio, which may help provide an indication of each fund's investment risk.

The bar chart under "Calendar Year Total Returns" shows how each fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns -- Class A Shares (without sales charge)

Allocation Core Portfolio

2006                   7.25%

Quarterly Returns

During the period shown in the above bar chart, Allocation Core Portfolio's highest quarterly return was 5.05% for the quarter ended September 30, 2006, and the lowest quarterly return was -3.23% for the quarter ended June 30, 2006.

Average Annual Total Returns for Periods Ended December 31, 2006 (including sales charge)

Allocation Core Portfolio

                                                  1-Year         Life of Fund(1)
------------------------------------------------ -------------- ----------------
Class A before tax                                 1.87              2.58
------------------------------------------------ -------------- ----------------
Class A after tax on distributions(2)              0.91              1.84
------------------------------------------------ -------------- ----------------
Class A after tax on distributions, with sale(2)   1.24              1.60
------------------------------------------------ -------------- ----------------
Class B before tax                                 1.43              2.91
------------------------------------------------ -------------- ----------------
Class C before tax                                 5.43              5.97
------------------------------------------------ -------------- ----------------
Class R1 before tax                                7.18              6.66
------------------------------------------------ -------------- ----------------
S&P 500 Index(3)                                  15.79             13.24
(1) September 16, 2005.
(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(3) Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Calendar Year Total Returns -- Class A Shares (without sales charge)

Lifestyle Balanced Portfolio

2006                  12.16%

Quarterly Returns

During the period shown in the above bar chart, Allocation Core Portfolio's highest quarterly return was 5.93% for the quarter ended December 31, 2006, and the lowest quarterly return was -1.66% for the quarter ended June 30, 2006.

Average Annual Total Returns for Periods Ended December 31, 2006 (including sales charge)

Lifestyle Balanced Portfolio

                                                               Life of    Life of
                                                  1-Year       Fund(1)    Fund(1a,1b)
------------------------------------------------ ----------- --------- ----------------
Class A before tax                                 6.54         9.18
------------------------------------------------ ----------- --------- ----------------
Class A after tax on distributions(2)              4.68         7.40
------------------------------------------------ ----------- --------- ----------------
Class A after tax on distributions, with sale(2)   4.29         6.80
------------------------------------------------ ----------- --------- ----------------
Class B before tax                                 6.30         9.87
------------------------------------------------ ----------- --------- ----------------
Class C before tax                                10.38        13.19
------------------------------------------------ ----------- --------- ----------------
Class R1 before tax                               N/A                        6.84
------------------------------------------------ ----------- --------- ----------------
S&P 500-60%/Lehman Agg-40% Index(3)               11.12        12.13         6.48

(1)  October 18, 2005.
(1a) September 18, 2006.
1(b) The Index is calculated as of the closest month-end to inception date.
(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(3) A blended index is used combining 60 % of the Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.


FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

   o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
     (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

   o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

   o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

   o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

   o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

   o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

   o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carry-forwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

Capital loss carry-forwards are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders. The proposed Reorganization may affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Acquiring Fund. The second manner in which the Reorganization will affect the use of the capital loss carry-forward and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses following a reorganization. In the case of this Reorganization these limitations are not expected to result in any substantial tax consequences, inasmuch as the Acquired Fund had no capital loss carry-forwards as of December 31, 2006.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 9(a) and 8(f)).

Termination of Agreement. The board of trustees of the Acquired Fund (Capital Series Board of Trustees) or the Acquiring Fund (Funds II Board of Trustees) may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board of trustees believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. JHA and/or its affiliates will pay the Reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to the proposal, the following tables set forth the capitalization of each fund as of December 31, 2006, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between December 31, 2006, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

                                                                    Lifestyle Balanced
                                                                         Portfolio
                                                                       Pro Forma(1)
                                                                         (Assuming
                                                                    Reorganization with
                            Allocation Core   Lifestyle Balanced      Allocation Core
                               Portfolio          Portfolio             Portfolio)
-------------------------- ----------------- -------------------- ------------------------
Net Assets (millions)             $10               $7,917                $7,927
Net Asset Value Per Share
     Class A                     $10.47             $14.37                $14.37
     Class B                     $10.46             $14.37                $14.37
     Class C                     $10.46             $14.39                $14.39
     Class R1                    $10.47             $14.38                $14.38

Shares Outstanding
     Class A                    610,953          8,666,286             9,111,158
     Class B                    114,618          2,204,007             2,287,463
     Class C                    206,893          8,900,180             9,050,646
     Class R1                    10,380              7,430                14,987

(1) Assuming the Reorganization of Allocation Core Portfolio into Lifestyle Balanced Portfolio occurs. If the Reorganization of your fund had taken place on December 31, 2006, approximately 0.22 Class A, 0.20 Class B, 0.20 Class C and
0.23 Class R1 shares of Lifestyle Balanced Portfolio would have been issued for each share of Allocation Core Portfolio, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES


The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

Type of Information                 Headings in Each Prospectus
----------------------------------- -------------------------------------------------------------------------------
Investment objective and policies   Goal and Strategy/Main Risks

Portfolio management                Management Biographies

Expenses                            Your Expenses

Custodian                           Business Structure

Shares of beneficial interest       Your Account: Choosing a share class

Purchase of shares                  Your Account: Choosing a share class, How sales charges are calculated, Sales charge reductions and waivers, Opening an account, Buying shares, Transaction policies, Additional investor services

Redemption of sale of shares        Your Account: Selling shares, How sales charges are calculated, Transaction policies

Dividends, distributions and taxes  Dividends and account policies


BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, Capital Series Board of Trustees, including the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of Allocation Core Portfolio in the Reorganization or JHA ("independent trustees"), approved the Reorganization. In particular, Capital Series Board of Trustees determined that the Reorganization is in the best interests of Allocation Core Portfolio and that the interests of Allocation Core Portfolio's shareholders would not be diluted as a result of the Reorganization. Similarly, the Funds II Board of Trustees, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Lifestyle Balanced Portfolio and that the interests of Lifestyle Balanced Portfolio's shareholders would not be diluted as a result of the Reorganization.

  ---------------------------------------------------------------------------
     The trustees of your fund recommend that shareholders of your fund vote
      FOR the proposal to approve the Agreement and Plan of Reorganization.
  ---------------------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

     (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

     (2) more than 50% of the  outstanding  voting  securities  of the  Acquired
         Fund.

Shares                            Quorum                                     Voting
--------------------------------- ------------------------------------------ -----------------------------------------------
In General                        All shares "present" in person or by proxy Shares "present" at the meeting will be voted
                                  are counted towards a quorum.              in person at the meeting.  Shares "present"
                                                                             by proxy will be voted in accordance with
                                                                             instructions.
--------------------------------- ------------------------------------------ -----------------------------------------------
Proxy with no Voting Instruction  Considered "present" at the meeting.       Voted "for" a proposal.
(other than Broker Non-Vote)
--------------------------------- ------------------------------------------ -----------------------------------------------
Broker Non-Vote                   Considered "present" at the meeting.       Not voted. Same effect as a vote "against."
--------------------------------- ------------------------------------------ -----------------------------------------------
Abstain                           Considered "present" at the meeting.       Not voted. Same effect as a vote "against."
--------------------------------- ------------------------------------------ -----------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the Trust III Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $1,000. JHIMS will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

 o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

 o By returning a duly executed proxy with a later date before the time of the meeting; or

 o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of July 23, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Fund                           Shares Outstanding
---------------------------- ------------------------
Allocation Core Portfolio
     Class A                         [_____]
     Class B                         [_____]
     Class C                         [_____]
     Class R1                        [_____]
Total                                [_____]

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Capital Series Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

 o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's Social Security number or other identifying information.

 o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

 o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

 o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

 o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.


Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

 o  Read the proxy statement and have your proxy card(s) at hand.

 o  Go to the Web site on the proxy card.

 o  Enter the "control number" found on your proxy card.

 o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

 o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

[TO BE COMPLETED]

[DISCLOSE ANY SHAREHOLDERS THAT- OWN MORE THAN 25% AT FUND LEVEL OF EACH FUND]

[TO BE COMPLETED: To the knowledge of each fund, as of July 23, 2007, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                          Allocation Core Portfolio
---------------------------------- ----------------------------------------
---------------------------------- --------- --------- --------- ----------
Names and Addresses of Owners of   Class A   Class B   Class C   Class R1
More Than 5% of Shares
[TO BE COMPLETED]




                                        Lifestyle Balanced Portfolio
---------------------------------- ----------------------------------------
---------------------------------- --------- --------- --------- ----------
Names and Addresses of Owners of   Class A   Class B   Class C   Class R1
More Than 5% of Shares

[TO BE COMPLETED]

[As of July 23, 2007, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.]

EXPERTS

The financial highlights and financial statements of (i) Lifestyle Balanced Portfolio, for the period ended December 31, 2006, and (ii) Allocation Core Portfolio, for the period ended December 31, 2006, are incorporated by reference into this proxy statement and prospectus. The financial statements for Lifestyle Balanced Portfolio's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information dated May 1, 2007. The financial statements for Allocation Core Portfolio's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information dated May 1, 2007. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Website at www.sec.gov.

                EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION


                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Agreement") is made as of [DATE], by and between John Hancock Allocation Core Portfolio (the "Acquired
Fund"), a series of John Hancock Capital Series (the "JHCS Trust"), a Massachusetts business trust, and Lifestyle Balanced Portfolio (the "Acquiring Fund"), a series of John Hancock Funds II (the "JHF Trust"), a Massachusetts business trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the "Merger Shares"), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In order to consummate the reorganization contemplated by this Agreement (the "Reorganization") and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1. Representations and Warranties of the Acquiring Fund.

     The JHF Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the JHF Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHF Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHF Trust. Each of the JHF Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHF Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHF Trust's Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the "JHF Trust Declaration"), and the 1940 Act.

(c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund for the fiscal year ended December 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquiring Fund as of the respective dates indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [_______, 2007], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f) The JHF Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of JHF Trust (the "JHF Trust Board of Trustees"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHF Trust or the Acquiring Fund, threatened against the JHF Trust or the Acquiring Fund which assert liability on the part of the JHF Trust or the Acquiring Fund or which materially affect the financial condition of the JHF Trust or the Acquiring Fund or the JHF Trust's or the Acquiring Funds' ability to consummate the Reorganization. Neither the JHF Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) Neither the JHF Trust nor the Acquiring Fund is obligated under any provision of the JHF Trust Declaration or the JHF Trust's By-laws dated June 28, 2005, as may be amended (the "JHF Trust By-laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "Commission") by the JHF Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the "Proxy Statement/Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

     (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares[, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.]

(n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class R1 shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that JHF Trust is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of JHF Trust.

(o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.   Representations and Warranties of the Acquired Fund.

     The JHCS Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the JHCS Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHCS Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHCS Trust. Each of the JHCS Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHCS Trust is a duly registered under the 1940 Act, as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHCS Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the "JHCS Trust Declaration"), and the 1940 Act.

(c) The Acquired Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)  The JHCS  Trust,  on  behalf  of the  Acquired  Fund,  has full  power  and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the JHCS Trust (the "JHCS Trust Board of Trustees"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(e)  The  Acquiring  Fund  has been  furnished  with the  annual  report  of the
Acquired Fund for the fiscal year ended December 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of [______, 2007], and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHCS Trust or the Acquired Fund, threatened against the JHCS Trust or the Acquired Fund which assert liability on the part of the JHCS Trust or the Acquired Fund or which materially affect the financial condition of the JHCS Trust or the Acquired Fund or the JHCS Trust's or the Acquired Funds' ability to consummate the Reorganization. Neither JHCS Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i) Neither the JHCS Trust nor the Acquired Fund is obligated under any provision of the JHCS Trust Declaration or the JHCS Trust's Amended and Restated By-laws dated March 8, 2005, as may be amended (the "JHCS Trust By-laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)  As used in this Agreement,  the term "Acquired Fund Investments" shall mean
(i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

     (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

     (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("Acquired Fund Shares"). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares[, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.]

(o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.   The Reorganization.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in
Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid
violating  such  limitations  as  of  the  Closing  Date.   Notwithstanding  the
foregoing,

     (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the JHCS Trust Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

     (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the JHF Trust Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the JHF Trust Declaration and JHF By-laws to consummate the Reorganization.

4.   Valuation.

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B, Class C and Class R1 shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Class R1 shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B, Class C and Class R1 shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this
Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.   Payment of Expenses

(a) Except as otherwise provided in this Section 5, John Hancock Investment Management Services, LLC ("JHIMS"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("Portfolio Expenses") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.


(b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHIMS agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of subchapter M of the Code.

6.   Covenants of the Acquired Fund and the Acquiring Fund.

     The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The JHCS Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders' meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the JHF Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)  The JHCS Trust shall:

     (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the JHCS Trust Declaration and JHCS Trust By-laws, the 1940 Act and any other applicable law;

     (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

     (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the JHF Trust, the Acquiring Fund, the JHCS Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates ).

(h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

(i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the JHF Trust, an open-end management investment company registered under the 1940 Act.

7.   Closing Date.

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [September 28, 2007], or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date."

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.   Conditions of the Acquired Fund's Obligations.

     The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That the JHF Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHF Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the JHF Trust Board of Trustees certified by its Secretary.

(b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

     (i) the Acquiring Fund is a separate series of the JHF Trust, both the Acquiring Fund and the JHF Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

     (ii) the Acquiring Fund is separate series of the JHF Trust, an open-end, management investment company registered under the 1940 Act;

     (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHF Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHF Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

     (iv) neither the execution or delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

     (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

     (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHF Trust or the Acquiring Fund, be contemplated by the Commission.

9.   Conditions of the Acquiring Fund's Obligations.

     The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That the JHCS Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHCS Trust Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the JHCS Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the JHCS Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

     (i) the Acquired Fund is a separate series of the JHCS Trust, both the Acquired Fund and the JHCS Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

     (ii) the Acquired Fund is a separate series of the JHCS Trust, an open-end, management investment company registered under the 1940 Act;

     (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHCS Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHCS Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

     (iv) neither the execution or delivery by the JHCS Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

     (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHCS Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.  Termination, Postponement and Waivers.

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed,

     (i) by mutual consent of the JHCS Trust Board of Trustees and the JHF Trust Board of Trustees;

     (ii) by the JHCS Trust Board of Trustees if any condition of the Acquired Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

     (iii) by the JHF Trust Board of Trustees if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the Reorganization contemplated by this Agreement has not been consummated by April 1, 2008, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the JHCS Trust Board of Trustees and the JHF Trust Board of Trustees.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the JHCS Trust Board of Trustees or the JHF Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the
officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Indemnification.

(a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such
Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.  Other Matters.

(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Allocation Core Portfolio c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to Lifestyle Balanced Portfolio c/o 601 Congress Street, Boston, Massachusetts 02210,
Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d) It is expressly agreed that the obligations of the each of the JHCS Trust, on behalf of the Acquired Fund, and the JHF Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the JHCS Trust Declaration or the JHF Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the JHCS Trust Board of Trustees on behalf of the Acquired Fund and the JHF Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the JHCS Trust Declaration and the JHF Trust Declaration, as applicable.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK CAPITAL SERIES,
on behalf of its series, John Hancock Allocation Core Portfolio

By:     _____________________________________
Name:
Title:

Attest: _____________________________________
Name:
Title:


JOHN HANCOCK FUNDS II,
on behalf of its series, Lifestyle Balanced Portfolio

By:     _____________________________________
Name:
Title:

Attest: _____________________________________
Name:
Title:


Agreed and accepted as to Section 5 only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC on behalf of itself and its affiliates

By:     _____________________________________
Name:
Title:

Thank You
for mailing your proxy card promptly!



[Logo] John Hancock(R) John Hancock Funds, LLC
MEMBER NASD

                               601 Congress Street
                              Boston, MA 02210-2805

                                 1-800-225-5291
                               1-800-554-6713 TDD
                            1-800-338-8080 EASI-Line

                                 www.jhfunds.com

                                  Mutual Funds
                             Institutional Services
                            Private Managed Accounts
                                Retirement Plans

                                 [MAILING CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 29, 2007


                            ALLOCATION CORE PORTFOLIO
      (the "Acquired Fund," a series of John Hancock Capital Series Trust)

                                       AND

                          LIFESTYLE BALANCED PORTFOLIO
            (the "Acquiring Fund," a series of John Hancock Funds II)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated July 29, 2007). This Statement of Additional Information provides additional information about Lifestyle Balanced Portfolio and the fund that it is acquiring, Allocation Core Portfolio. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................2
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     PORTFOLIO MANAGERS........................................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................3
     FUND HISTORY..............................................................3
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     PORTFOLIO MANAGERS........................................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................4
     CALCULATION OF PERFORMANCE DATA...........................................4
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated July 29, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on September 26, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information dated May 1, 2007 of the Acquired Fund (File Nos. 811-01677 and 2-29502), as filed with the Securities and Exchange Commission on April 25, 2007 (Accession No. 0001010521-07-000350) is incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended December 31, 2006 (File No. 811-01677) as filed with the Securities and Exchange Commission on February 28, 2007 (Accession No. 0000928816-07-000330), is incorporated herein by reference.

3. The Statement of Additional Information dated May 1, 2007, as supplemented, of John Hancock Funds II (File Nos. 811-21779 and 333-126293) relating to the Acquiring Fund, as filed with the Securities and Exchange Commission on April 27, 2007, April 30, 2007, May 3, 2007 and May 11, 2007 (Accession
     Nos. 0001010521-07-000363,  0001010521-07-000365,  0001010521-07-000382 and
     0001010521-07-000395) is incorporated herein by reference.

4. The Acquiring Fund's Annual Report for the fiscal year ended December 31, 2006 (File No. 811-21779) as filed with the Securities and Exchange Commission on March 8, 2007 (Accession No 0000928816-07-000370) is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of John Hancock Funds II" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For  additional   information   about  the  Acquiring   Fund's   investment
objectives, policies, risks and restrictions, see "Investment Policies," "Additional Investment Policies," "Risk Factors," "Hedging and Other Strategic Transactions" and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional  information,  see "Investment  Management  Arrangements and
Other  Services,"   "Transfer  Agent  Services,"   "Custody  of  Portfolio"  and
"Independent Registered Public Accounting Firm" in the Acquiring Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Portfolio Manager Information" in Appendix C to the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Portfolio Brokerage" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of Fund Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R, R1, R2, R3, R4, R5, 5, 1 and Class NAV Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Additional Information Concerning Taxes" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Agreements" and "Sales Compensation" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see the annual report of the Acquiring Fund, as incorporated by reference into the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Funds" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Funds' Portfolio Managers" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Funds' Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R1 Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see the Acquired Fund's annual report, as incorporated by reference into the Acquired Fund's SAI.

                         PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Allocation Core Portfolio dated December 31, 2006 and the annual report to of John Hancock Funds II Lifestyle Balanced Portfolio dated December 31, 2006, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2006 is intended to present ratios and supplemental data as if the merger of the John Hancock Allocation Core Portfolio, or Acquired Fund, into the John Hancock Funds II Lifestyle Balanced Portfolio, or Acquiring Fund, (collectively, the "Funds") had been consummated on January 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar fund of funds. The Acquiring Fund is advised by John Hancock Investment Management Services, Inc.
("JHIMS"), and sub-advised by MFC Global Investment Management (U.S.A.), LLC, and a wholly owned indirect subsidiary of John Hancock Life Insurance Company, that has expertise in fund of fund strategies.

The Funds have the same administrator and transfer agent, but different sub advisers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the respective Trust which governs the provision of services to the Funds. The Acquired Fund does not pay a Management fee, while the Acquiring Fund pays a Management fee based on its pro rata portion of 0.05% of the first $7,500,000,000 of the aggregate daily net assets and 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of John Hancock Funds II (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding fund of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Funds have similar 12b-1 plans. The net assets of the combined fund as of December 31, 2006 would have been $7,926,430,489.

On a pro forma basis for the period ended December 31, 2006, the proposed reorganization would result in an increase of $12,542 in the management fees charged, a decrease in other operating expenses (including custodian fees, audit fees) of $2,046 on a pro forma basis for the year ended December 31, 2006, resulting in a less than $0.01 per share expense increase.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance. The Acquired Fund has a voluntary expense limitation (excluding distribution and service fees and transfer agent fees of 0.08% of the fund's average daily net asset value. This voluntary limitation may be terminated at any time. The Acquiring Fund has a contractual expense limitation for blue sky fees and printing and postage fees of 0.09% of the funds daily net asset value. This agreement remains in effect until May 1, 2008.

The securities held by the Acquired Fund will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At December 31, 2006, neither fund had a capital loss carry forward.

JHIMS will pay the  reorganization  costs  incurred in connection  with entering
into  and  carrying  out  the   provisions   of  the   Agreement   and  Plan  of
Reorganization, whether or not the reorganization occurs.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds II (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-126293 and 811-21779) as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0001010521-07-000363), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)           Agreement and Declaration of Trust dated June 28, 2005.                               (1)

(1)(b)           Amended and Restated Agreement and Declaration of Trust dated August 12,              (2)
                 2005

(1)(c)           Amendment  dated  September  29,  2006,  to the  Amended  and  Restated               (6)
                 Declaration of Trust dated August 12, 2005

(2)              By-laws of the Registrant dated June 28, 2005                                         (1)

(3)              Not applicable

(4)              Form of Agreement and Plan of Reorganization                                          (+)

(5)              Not applicable

(6)(a)           Advisory Agreement                                                                    (4)

(6)(b)           Subadvisory Agreement dated October 17, 2005 between John Hancock Investment          (4)
                 Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited

(6)(c)           Amendment to Subadvisory Agreement dated April 28, 2006 relating to Absolute          (6)
                 Return Fund between John Hancock Investment Management Services, LLC and MFC
                 Global Investment Management (U.S.A.) Limited

(7)              Distribution Agreement between John Hancock Funds II and John Hancock Funds, LLC      (4)

(8)              Not applicable

(9)              Custodian Agreement                                                                   (3)

(10)(a)          Class A Distribution Plan Pursuant to Rule 12b-1                                      (4)

(10)(b)          Class B Distribution Plan Pursuant to Rule 12b-1                                      (4)

(10)(c)          Class C Distribution Plan Pursuant to Rule 12b-1                                      (4)

(10)(d)          Class R1 Distribution Plan Pursuant to Rule 12b-1                                     (6)

(10)(g)          Amended Multiple Class Plan Pursuant to Rule 18f-3                                    (6)

(11)             Opinion and Consent of Counsel                                                        (*)

(12)             Form of Opinion as to Tax Matters and Consent                                         (*)

(13)(a)          Master Transfer Agency and Service Agreement                                          (4)

(13)(b)          Expense Limitation Agreement                                                          (4)

(14)             Consent of Independent Registered Public Accounting Firm                              (*)

(15)             Not applicable

(16)             Powers of Attorney                                                                    (*)

(17)(a)          John Hancock Funds II Code of Ethics                                                  (6)

(17)(b)          John Hancock Investment Management Services, LLC Code of Ethics                       (6)

(17)(c)          MFC Global Investment Management (U.S.A.) Limited Code of Ethics                      (6)

(17)(d)          Form of Proxy Cards                                                                   (*)

(1) Previously filed. Incorporated herein by reference to the exhibits filed electronically with the Registrant's Initial Registration Statement on Form N-1A (File numbers 811-21779 and 333-126293), as filed with the Securities and Exchange Commission on June 30, 2005 (Accession No. 0000950135-05-003640)

(2) Previously filed. Incorporated herein by reference to the exhibit filed electronically with the Registrant's Pre-effective Amendment No. 1 on Form N-1A, as filed with the Securities and Exchange Commission on September 30, 2005 (Accession No. 0000950135-05-005616)

(3) Previously filed. Incorporated herein by reference to the exhibit filed electronically with the Registrant's Pre-effective Amendment No. 2 on Form N-1A, as filed with the Securities and Exchange Commission on October 13, 2005 (Accession No. 0000950135-05-005745)

(4) Previously filed. Incorporated herein by reference to the exhibit filed electronically with the Registrant's Post-effective Amendment No. 2 on Form N-1A, as filed with the Securities and Exchange Commission on January 10, 2006 (Accession No. 0001010521-06-000023)

(5) Previously filed. Incorporated herein by reference to the exhibit filed electronically with the Registrant's Post-effective Amendment No. 6 on Form N-1A, as filed with the Securities and Exchange Commission on May 24, 2006 (Accession No. 0001010521-06-000443)

(6) Previously filed. Incorporated herein by reference to the exhibit filed electronically with the Registrant's Post-effective Amendment No. 10 on Form N-1A, as filed with the Securities and Exchange Commission on December 26, 2006 (Accession No. 0001010521-06-000984)

(+) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

(*)  Filed herewith

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus, which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                     NOTICE

     A copy of the Amended and Restated Agreement and Declaration of Trust of John Hancock Funds II, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 29th day of June, 2007.

                                    John Hancock Funds II

                                    By:    /s/ Keith F. Hartstein
                                           ----------------------
                                    Name:  Keith F. Hartstein
                                    Title: President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

         Signature                            Title                      Date
---------------------------     -------------------------------------  ---------

/s/Keith F. Hartstein           President and Chief Executive Officer    **
---------------------------
Keith F. Hartstein


/s/Gordon M. Shone              Treasurer (Principal Financial           **
---------------------------     Officer and Principal Accounting
Gordon M. Shone                 Officer)


/s/Charles L. Bardelis*         Trustee                                  **
---------------------------
Charles L. Bardelis


/s/Peter S. Burgess*            Trustee                                  **
---------------------------
Peter S. Burgess


/s/Elizabeth G. Cook*           Trustee                                  **
---------------------------
Elizabeth G. Cook


/s/Hassell H. McClellan*        Trustee                                  **
---------------------------
Hassell H. McClellan


/s/James M. Oates*              Trustee                                  **
---------------------------
James M. Oates


/s/James R. Boyle*              Trustee                                  **
---------------------------
James R. Boyle


*By:   /s/George M. Boyd                                        ** June 29, 2007
       ----------------------
Name:  George M. Boyd, Esq.
Title: Senior Counsel and Assistant Secretary

                                  EXHIBIT INDEX

Exhibit No.     Description

(4) Form of Agreement (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)            Opinion and Consent of Counsel

(12)            Form of Opinion as to Tax Matters and Consent

(14)            Consent of Independent Registered Public Accounting Firm

(16)            Powers of Attorney

(17)(e)         Form of Proxy Cards